Prepaid Expenses and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2020
Prepaid Expenses And Other Receivables [Abstract]
Schedule of prepaid expenses and other receivables
	December 31,
	2020	2019

Government authorities	$283	$177
Prepaid expenses	1,888	180
Lease deposits	24	18
Others	139	42

	$2,334	$417